Inventories	3 Months Ended
Mar. 31, 2022
Inventories
Inventories	4. Inventories

	3/31/2022	12/31/2021

	(€ in thousands)
Raw materials and merchandise	3,618	2,978
Work in progress	7,868	6,504
Total	11,486	9,482